Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

17   Leases

(a)	Amounts recognized in the consolidated balance sheet

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
- Properties	144,001	89,574

Lease liabilities (Note 27)
- Non current	97,473	44,553
- Current	57,417	47,030
	154,890	91,583

Additions to the right-of-use assets during the years ended December 31, 2021 and 2022 were RMB118,030,000 and RMB76,534,000, respectively.

The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on December 31, 2021 and 2022 was 4.84% and 4.79%.

17   Leases (Continued)

(b)	Amounts recognized in the consolidated statement of profit or loss

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	97,924	88,974	75,519
Interest expenses (included in finance cost)	7,736	5,803	7,578
	105,660	94,777	83,097

The total cash outflow for leases in 2020, 2021 and 2022 were RMB101,807,000, RMB97,551,000 and RMB79,618,000, respectively.

Expenses recognized in relation to short-term leases for the years ended December 31, 2020, 2021 and 2022 amounted to RMB810,000, RMB1,412,000, and RMB2,884,000, respectively.